CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)		Total	Common Stock		Additional Paid-In Capital		Accumulated Deficit		Accumulated Other Comprehensive Income (Loss)
Beginning Balance at Dec. 31, 2009	[1]	$ 3,658,689	$ 18,314		$ 3,057,804		$ 584,551		$ (1,980)
Beginning Balance (in shares) at Dec. 31, 2009	[1]		18,313,455
Stock Issued for Services (in shares)			14,789
Stock Issued for Services		50,000	15		49,985
Shares Retired (in shares)			(19,668)
Shares Retired			(20)		20
Reclassification of Gains to Net Income		3,659
Stock Option Expense		83,505			83,505
Net Loss		(506,113)					(506,113)
Unrealized Gain on Investments		5,189							5,189
Ending Balance at Dec. 31, 2010		3,291,270	18,309	[2]	3,191,314	[2]	78,438	[2]	3,209
Ending Balance (in shares) at Dec. 31, 2010	[2]		18,308,576
Stock Issued for Services (in shares)			16,000
Stock Issued for Services		40,800	16		40,784
Shares issued to existing shell shareholders in the reorganization (in shares)			3,625,000
Shares issued to existing shell shareholders in the reorganization		(500,000)	3,625		(503,625)
Reclassification of Gains to Net Income		(3,209)			0				(3,209)
Warrants Issued in connection with loans from related party		591,702			591,702
Stock Option Expense		1,363,920			1,363,920
Net Loss		(4,177,050)					(4,177,050)
Ending Balance at Dec. 31, 2011		607,433	21,950		4,684,095		(4,098,612)
Ending Balance (in shares) at Dec. 31, 2011			21,949,576
Stock Issued for Services (in shares)			100,000
Stock Issued for Services		100,000	100		99,900
Warrants Issued in connection with loans from related party		1,301,457			1,301,457
Stock Option Expense		562,981			562,981
Net Loss		(5,042,183)					(5,042,183)
Ending Balance at Sep. 30, 2012		$ (2,470,312)	$ 22,050		$ 6,648,433		$ (9,140,795)
Ending Balance (in shares) at Sep. 30, 2012			22,049,576

[1]	The stockholders' equity has been recapitalized to give effect to the shares exchanged by existing shareholders pursuant to the merger agreement dated January 31, 2011, more fully discussed in Note 7 to these financial statements.
[2]	The stockholders' equity has been recapitalized to give effect to the shares exchanged by existing shareholders pursuant to the merger agreement dated January 31, 2011, more fully discussed in Note 6 to these financial statements.